Supplemental Financial Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expense, net
Interest and dividend income				$ (20)	$ (20)	$ (28)
Interest expense	72			104
Interest expense (income), net	66		(1)	84	(20)	(28)
Other (Income) Expense
Income from resolution of contractual agreement				21
Impairment of an equity security		52		52
Losses related to fair value adjustments and accretion in the contingent consideration related to acquisition of Solvay				29	56
Accounts Payable and Accrued Liabilities
Sales rebates		1,616		1,616	1,537
Accounts payable		556		556	417
Salaries, wages and commissions		523		523	435
Royalty license arrangements		398		398	417
Government investigation					1,509
Acquired IPR&D					400
Other		1,718		1,718	1,166
Accounts payable and accrued liabilities		4,811		4,811	5,881
Long-Term Liabilities
Deferred income taxes		360		360	646
Pension and other post-employment benefits		979		979	397
Other		900		900	617
Long-term liabilities	2,845	2,239		2,239	1,660
Accumulated Other Comprehensive Income (Loss)
Cumulative foreign currency translation gain adjustments		181		181	8
Pension and other post-employment benefits		(511)		(511)	(65)
Cumulative unrealized gains on marketable equity securities		1		1	26
Cumulative losses/gains on derivative instruments designated as cash flow hedges		(21)		(21)	6
Accumulated other comprehensive loss	$ (1,237)	$ (350)		$ (350)	$ (25)